Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 17, 2020	Dec. 16, 2020	Sep. 02, 2020	Jun. 18, 2020	Jun. 15, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)						$ 0.00025	$ 0.00025
Share capital, value authorized						$ 1,000	$ 1,000
Share capital, shares authorized						4,000,000,000	4,000,000,000
Ordinary shares, shares authorized						4,000,000,000	4,000,000,000
Mezzanine equity, shares authorized						1,219,469,778
Par value, class to be determined (in dollars per share)						$ 0.00025	$ 0.00025
Ordinary shares, shares issued						1,529,031,103	1,067,467,877
Ordinary shares, shares outstanding						1,526,539,388	1,064,472,660
Shares authorized, class to be determined								1,219,469,778
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)						$ 0.00025	$ 0.00025
Ordinary shares, shares authorized						2,503,736,290	2,500,000,000
Ordinary shares, shares issued						1,252,237,171	786,937,655
Ordinary shares, shares outstanding						1,249,745,456	783,942,438
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)						$ 0.00025	$ 0.00025
Ordinary shares, shares authorized							132,030,222
Ordinary shares, shares issued						128,293,932
Ordinary shares, shares outstanding						128,293,932	132,030,222
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)						$ 0.00025	$ 0.00025
Ordinary shares, shares authorized						148,500,000	148,500,000
Ordinary shares, shares issued						148,500,000	148,500,000
Ordinary shares, shares outstanding						148,500,000	148,500,000
American Depositary Shares
Class of Stock [Line Items]
Number of newly issued ordinary shares	78,200,000	78,200,000	101,775,000	82,800,000	82,800,000
Share issue price (in dollars per share)	$ 39.00	$ 39.00	$ 17.00	$ 5.95	$ 5.95